ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	0.3%
Holding Companies-Diversified	0.3%
Alpha Capital Acquisition Co.(a)		428	$4,323
Austerlitz Acquisition Corp. II(a)		634	6,384
CC Neuberger Principal Holdings III(a)		104	1,039
Northern Star Investment Corp. III(a)		211	2,110
			13,856
TOTAL COMMON STOCKS (Cost $13,785)			13,856

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	11.8%
Biotechnology	2.1%
Innoviva, Inc. 2.50%, 08/15/25		$100,000	109,187
Internet	1.1%
Spotify U.S.A., Inc. 0.00%, 03/15/26(b)		30,000	28,080
Twitter, Inc. 0.00%, 03/15/26(b)		30,000	28,612
			56,692
Media	5.7%
Liberty Broadband Corp. 2.75%, 09/30/50(b)		100,000	104,992
Liberty Latin America Ltd. 2.00%, 07/15/24		190,000	193,531
			298,523
Software	2.9%
Alteryx, Inc. 1.00%, 08/01/26		30,000	28,239
Envestnet, Inc. 0.75%, 08/15/25(b)		100,000	99,380
Fastly, Inc. 0.00%, 03/15/26(b)		30,000	27,945
			155,564
TOTAL CONVERTIBLE BONDS (Cost $606,786)			619,966
CORPORATE BONDS	65.5%
Advertising	3.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		150,000	157,874
Aerospace/Defense	2.1%
Boeing (The) Co. 5.81%, 05/01/50		80,000	107,730

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Banks	4.1%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		$105,000	$108,570
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		105,000	106,386
			214,956
Distribution/Wholesale	2.0%
Resideo Funding, Inc. 6.13%, 11/01/26(b)		100,000	105,000
Diversified Financial Services	3.2%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		150,000	165,795
Electrical Component & Equipments	2.1%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		100,000	111,385
Food	5.5%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc. 6.50%, 04/15/29(b)		100,000	112,376
Kraft Heinz Foods Co. 4.38%, 06/01/46		100,000	113,320
Post Holdings, Inc. 5.75%, 03/01/27(b)		60,000	62,775
			288,471
Healthcare-Services	4.1%
Encompass Health Corp. 4.63%, 04/01/31		150,000	160,717
IQVIA, Inc. 5.00%, 10/15/26(b)		50,000	51,750
			212,467
Internet	14.8%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(b)		120,000	126,000
GrubHub Holdings, Inc. 5.50%, 07/01/27(b)		100,000	105,125
Netflix, Inc. 6.38%, 05/15/29		140,000	178,815
TripAdvisor, Inc. 7.00%, 07/15/25(b)		190,000	204,440
Uber Technologies, Inc. 8.00%, 11/01/26(b)		150,000	161,625
			776,005
Lodging	2.0%
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/26		100,000	103,875

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Machinery-Diversified	1.0%
Flowserve Corp. 3.50%, 10/01/30		$50,000	$52,738
Media	11.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		50,000	50,438
5.75%, 02/15/26(b)		43,000	44,443
CSC Holdings LLC 5.50%, 04/15/27(b)		100,000	105,005
Sirius XM Radio, Inc. 4.13%, 07/01/30(b)		100,000	100,888
Time Warner Cable LLC 4.00%, 09/01/21		150,000	150,000
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(c)		10,000	10,177
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		100,000	114,508
			575,459
Packing & Containers	2.0%
Berry Global, Inc. 4.88%, 07/15/26(b)		75,000	79,362
Plastipak Holdings, Inc. 6.25%, 10/15/25(b)		25,000	25,563
			104,925
Pipelines	0.5%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(c)		25,000	24,500
Real Estate	2.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.38%, 04/01/27(b)		100,000	111,114
Real Estate Investment Trusts	1.5%
Office Properties Income Trust 4.15%, 02/01/22		50,000	50,775
SBA Communications Corp. 3.13%, 02/01/29(b)		30,000	28,922
			79,697
Software	2.5%
MSCI, Inc. 5.38%, 05/15/27(b)		20,000	21,300
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		100,000	105,970
			127,270

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Toys/Games/Hobbies	2.0%
Mattel, Inc. 6.75%, 12/31/25(b)		$100,000	$105,070
TOTAL CORPORATE BONDS (Cost $3,391,737)			3,424,331

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	1.2%
Eagle Point Credit Co., Inc.		4,474	60,623
TOTAL EXCHANGE TRADED FUNDS (Cost $49,188)			60,623

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	10.5%
Beverages	2.2%
Bacardi Ltd. 4.70%, 05/15/28(b)		100,000	116,338
Electric	2.2%
Enel S.p.A. (Variable, USD Swap 5Y + 5.88%) 8.75%, 09/24/73(b)(c)		100,000	116,250
Oil & Gas	2.0%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%) 4.38%, 06/22/25(c)		100,000	106,500
Packing & Containers	1.7%
OI European Group B.V. 4.00%, 03/15/23(b)		85,000	87,580
Telecommunications	2.4%
Altice France S.A. 8.13%, 02/01/27(b)		115,000	125,293
TOTAL FOREIGN ISSUER BONDS (Cost $549,330)			551,961

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	5.8%
Banks	0.9%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%) 5.85%(c)		1,679	49,564
Real Estate Investment Trusts	1.5%
Vornado Realty Trust, 5.70%		3,000	78,060
Telecommunications	3.4%
2020 Cash Mandatory Exchangeable Trust (a)(b)		140	176,411
PREFERRED STOCKS (Cost $280,074)			304,035

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.4%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(d)		179,314	$179,314
TOTAL SHORT-TERM INVESTMENTS (Cost $179,314)			179,314
TOTAL INVESTMENTS (Cost $5,070,214)	98.5%		5,154,086
NET OTHER ASSETS (LIABILITIES)	1.5%		77,887
NET ASSETS	100.0%		$5,231,973

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at June 30, 2021, and the related index and spread are shown parenthetically for each security.
(d)7-day current yield as of June 30, 2021 is disclosed.

ADVISERS INVESTMENT TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

At June 30, 2021, the JOHCM Credit Income Fund's investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	84.3%
Chile	3.7
France	2.4
Bermuda	2.2
Italy	2.2
United Kingdom	2.0
Netherlands	1.7
Total	98.5%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Brazil	8.1%
Ambev S.A. - ADR		1,355,233	$4,662,001
B3 S.A. - Brasil Bolsa Balcao		5,158,149	17,443,417
Petroleo Brasileiro S.A. - ADR		3,321,048	40,616,417
Suzano S.A. - ADR(a)		634,570	7,640,223
			70,362,058
Canada	2.4%
Barrick Gold Corp.		982,951	20,327,427
China	19.9%
Anhui Conch Cement Co. Ltd. - Class H		2,996,109	15,898,367
China Construction Bank Corp. - Class H		9,924,502	7,809,939
China Resources Mixc Lifestyle Services Ltd.(b)		20,538	140,591
Country Garden Services Holdings Co. Ltd.		1,313,000	14,188,105
ENN Energy Holdings Ltd.		1,701,916	32,397,407
Industrial & Commercial Bank of China Ltd. - Class H		11,738,003	6,893,769
Jiangsu Expressway Co. Ltd. - Class H		4,758,982	5,387,666
Longfor Group Holdings Ltd.(b)		3,739,872	20,952,878
Proya Cosmetics Co. Ltd. - Class A		421,792	12,840,880
TravelSky Technology Ltd. - Class H		3,240,000	6,993,856
Trip.com Group Ltd. - ADR(a)		425,566	15,090,570
Xinyi Energy Holdings Ltd.		1,654,948	986,877
Xinyi Solar Holdings Ltd.		9,811,440	21,178,952
Zhejiang Expressway Co. Ltd. - Class H		12,319,315	10,963,830
			171,723,687
Hong Kong	5.9%
China Resources Land Ltd.		4,041,971	16,372,369
Hong Kong Exchanges & Clearing Ltd.		506,499	30,190,453
Lee & Man Paper Manufacturing Ltd.		5,527,000	4,207,021
			50,769,843
India	13.7%
Apollo Tyres Ltd.(a)		1,150,776	3,483,447
Container Corp. of India Ltd.		1,186,981	11,152,000
HDFC Bank Ltd. - ADR(a)		279,882	20,464,972
ICICI Bank Ltd. - ADR(a)		1,408,881	24,091,865
Larsen & Toubro Ltd.		816,133	16,475,829
Mahindra & Mahindra Ltd.		1,392,831	14,572,913
State Bank of India		5,002,829	28,214,529
			118,455,555
Jersey	0.7%
Centamin PLC		4,193,722	5,870,791
Mexico	6.0%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,708,622	5,966,469
Cemex S.A.B. de C.V. - ADR(a)		3,576,010	30,038,484

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Megacable Holdings S.A.B. de C.V. - CPO		1,414,168	$5,004,285
Wal-Mart de Mexico S.A.B. de C.V.		3,296,680	10,761,260
			51,770,498
Netherlands	3.5%
Prosus N.V.(a)		305,092	29,834,585
Russia	0.7%
Globaltrans Investment PLC - REG - GDR		833,616	5,977,027
South Africa	7.8%
FirstRand Ltd.		4,848,377	18,194,995
Mr Price Group Ltd.		781,741	11,524,658
Naspers Ltd. - Class N		178,363	37,448,611
			67,168,264
South Korea	18.2%
Cheil Worldwide, Inc.		517,049	11,547,114
NCSoft Corp.		15,854	11,544,004
Samsung Electronics Co. Ltd.		1,008,346	72,258,156
Samsung Electronics Co. Ltd. - REG - GDR		1,125	2,006,437
SK Hynix, Inc.		240,636	27,244,230
SK Telecom Co. Ltd.		115,541	32,831,435
			157,431,376
Taiwan	6.1%
Primax Electronics Ltd.		6,677,384	13,660,328
Taiwan Cement Corp.		4,401,000	8,055,666
Tong Yang Industry Co. Ltd.		6,564,643	8,505,469
Win Semiconductors Corp.		502,000	6,756,393
Yuanta Financial Holding Co. Ltd.(a)		16,525,000	15,924,495
			52,902,351
United Arab Emirates	2.6%
Emaar Malls PJSC(a)		24,272,136	13,480,298
Emaar Properties PJSC		8,009,172	9,070,731
			22,551,029
TOTAL COMMON STOCKS (Cost $641,941,435)			825,144,491
PREFERRED STOCKS	0.5%
Brazil	0.5%
Azul S.A. - ADR(a)		172,333	4,549,591
TOTAL PREFERRED STOCKS (Cost $3,918,412)			4,549,591
TOTAL INVESTMENTS (Cost $645,859,847)	96.1%		829,694,082
NET OTHER ASSETS (LIABILITIES)	3.9%		33,925,921
NET ASSETS	100.0%		$863,620,003

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2021 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.1%
Consumer Discretionary	13.9
Consumer Staples	3.3
Energy	4.7
Financials	20.3
Industrials	7.9
Information Technology	17.4
Materials	10.7
Real Estate	6.9
Utilities	3.9
Total	96.1%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Brazil	5.3%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.(a)		187,200	$373,361
Aliansce Sonae Shopping Centers S.A.		49,000	286,091
Grupo SBF S.A.(a)		34,400	264,615
Infracommerce CXAAS S.A.(a)		22,700	108,530
Lojas Quero Quero S.A.		113,782	524,095
Petrobras Distribuidora S.A.		52,200	280,007
Santos Brasil Participacoes S.A.(a)		226,300	410,851
SLC Agricola S.A.		28,300	292,001
			2,539,551
Canada	3.1%
Capstone Mining Corp.(a)		53,686	233,003
Dundee Precious Metals, Inc.		65,422	396,353
ERO Copper Corp.(a)		18,588	390,024
Parex Resources, Inc.(a)		26,246	438,280
			1,457,660
Chile	0.2%
Cia Cervecerias Unidas S.A. - ADR		5,108	102,875
China	6.9%
China Yongda Automobiles Services Holdings Ltd.		175,000	313,293
Maanshan Iron & Steel Co. Ltd. - Class H		550,000	238,721
New Horizon Health Ltd.(a)(b)		42,000	428,422
Sany Heavy Equipment International Holdings Co. Ltd.		247,000	250,363
Silergy Corp.		3,313	450,651
Sinopec Engineering Group Co. Ltd. - Class H		747,500	484,258
Sinotrans Ltd. - Class H		1,171,000	487,144
Xtep International Holdings Ltd.		342,500	645,802
			3,298,654
France	0.7%
Vicat S.A.		6,722	324,802
Greece	3.3%
Eurobank Ergasias Services and Holdings S.A.(a)		435,049	438,480
Motor Oil Hellas Corinth Refineries S.A.(a)		35,414	600,488
Public Power Corp. S.A.(a)		13,334	141,823
Star Bulk Carriers Corp.		16,848	386,662
			1,567,453
Hong Kong	5.2%
Bosideng International Holdings Ltd.		460,000	328,813
CIMC Enric Holdings Ltd.		750,000	780,495
Pacific Basin Shipping Ltd.(a)		649,000	261,629
Pax Global Technology Ltd.		321,000	369,194
Towngas China Co. Ltd.(a)		988,000	730,410
			2,470,541

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hungary	0.9%
Richter Gedeon Nyrt		16,430	$437,402
India	14.8%
Aditya Birla Capital Ltd.(a)		192,143	303,091
Aegis Logistics Ltd.		61,992	286,775
Apollo Tyres Ltd.(a)		90,190	273,009
Astral Ltd.		12,517	335,036
Bajaj Consumer Care Ltd.		115,359	443,402
Bajaj Electricals Ltd.(a)		19,607	270,879
Dr Lal PathLabs Ltd.(b)		12,753	561,463
Finolex Cables Ltd.		62,347	436,001
Godrej Properties Ltd.(a)		18,235	342,915
Indian Energy Exchange Ltd.(b)		118,525	598,206
LIC Housing Finance Ltd.		79,233	501,002
NCC Ltd.		248,902	290,827
Persistent Systems Ltd.		9,058	358,134
PNC Infratech Ltd.		92,877	360,425
PTC India Ltd.		379,295	528,145
Shriram Transport Finance Co. Ltd.		33,335	602,142
Varun Beverages Ltd.		56,776	557,293
			7,048,745
Indonesia	1.8%
Bumi Serpong Damai Tbk PT(a)		1,608,300	107,035
Erajaya Swasembada Tbk PT		10,338,500	491,970
Merdeka Copper Gold Tbk PT(a)		1,231,200	249,637
			848,642
Mexico	2.3%
Alpek S.A.B. de C.V.		195,100	239,887
Banco del Bajio S.A.(b)		149,000	267,294
Grupo Cementos de Chihuahua S.A.B. de C.V.		59,800	482,834
Orbia Advance Corp. S.A.B. de C.V.		41,900	109,595
			1,099,610
Philippines	0.5%
Wilcon Depot, Inc.		631,700	260,755
Poland	1.1%
Bank Polska Kasa Opieki S.A.(a)		21,048	513,366
Russia	0.6%
Sistema PJSC - REG - GDR		32,322	277,969
Saudi Arabia	1.0%
United Electronics Co.		13,407	475,426
South Africa	3.1%
Aspen Pharmacare Holdings Ltd.(a)		43,602	494,919
Distell Group Holdings Ltd.(a)		20,231	236,595
Life Healthcare Group Holdings Ltd.(a)		130,347	207,387

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Royal Bafokeng Platinum Ltd.		36,986	$264,367
Truworths International Ltd.		69,135	279,251
			1,482,519
South Korea	23.9%
AfreecaTV Co. Ltd.		5,999	633,913
DB HiTek Co. Ltd.		6,695	370,970
Dentium Co. Ltd.		3,839	221,242
DGB Financial Group, Inc.		78,270	646,371
Doosan Bobcat, Inc.(a)		12,560	535,346
Duk San Neolux Co. Ltd.(a)		14,503	734,068
Ecopro BM Co. Ltd.		1,256	236,556
Eugene Technology Co. Ltd.		10,649	428,362
Fila Holdings Corp.		9,202	475,564
Hana Materials, Inc.		8,047	330,126
Hansol Chemical Co. Ltd.		2,282	497,475
Hyundai Construction Equipment Co. Ltd.(a)		6,666	327,336
Hyundai Mipo Dockyard Co. Ltd.(a)		4,971	385,797
Iljin Materials Co. Ltd.		7,039	456,286
Koh Young Technology, Inc.		10,921	230,804
KoMiCo Ltd.		7,870	489,888
Mando Corp.(a)		6,784	400,600
Meritz Fire & Marine Insurance Co. Ltd.		18,285	331,229
Pan Ocean Co. Ltd.		41,000	310,918
Park Systems Corp.		3,279	380,267
PSK, Inc.		12,031	472,202
Shinsegae, Inc.		1,893	479,911
Silicon Works Co. Ltd.		4,115	444,332
SKC Co. Ltd.		4,254	598,729
SL Corp.		18,828	596,865
WONIK IPS Co. Ltd.		8,217	361,908
			11,377,065
Taiwan	16.5%
Alchip Technologies Ltd.		22,000	482,441
Arcadyan Technology Corp.		113,000	431,925
Bora Pharmaceuticals Co. Ltd.		40,000	404,845
Chailease Holding Co. Ltd.		59,340	431,273
Elan Microelectronics Corp.		81,000	565,437
Fusheng Precision Co. Ltd.		37,000	278,205
Gourmet Master Co. Ltd.		58,000	354,922
Innodisk Corp.		46,000	314,509
Kenda Rubber Industrial Co. Ltd.		308,000	447,699
Makalot Industrial Co. Ltd.		56,000	550,704
Merida Industry Co. Ltd.		29,000	325,778
momo.com, Inc.		9,000	608,883
Pegavision Corp.		17,000	368,524

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Realtek Semiconductor Corp.		24,000	$434,993
Sino-American Silicon Products, Inc.		51,000	353,271
Taiwan Paiho Ltd.		137,000	501,534
Voltronic Power Technology Corp.		9,850	475,487
Winbond Electronics Corp.		438,000	547,844
			7,878,274
Thailand	3.7%
Central Plaza Hotel PCL - REG(a)		231,000	237,847
Com7 PCL - REG		144,400	314,256
Ichitan Group PCL - REG		469,200	175,675
JMT Network Services PCL - REG		346,800	470,696
Pruksa Holding PCL - REG		472,900	203,620
Siam City Cement PCL - REG		71,500	379,251
			1,781,345
Turkey	0.4%
Vestel Elektronik Sanayi ve Ticaret A.S.(a)		61,954	215,604
TOTAL COMMON STOCKS (Cost $37,550,262)			45,458,258
EQUITY-LINKED SECURITIES	0.9%
India	0.9%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(b)		31,898	438,774
TOTAL EQUITY-LINKED SECURITIES (Cost $262,114)			438,774
PREFERRED STOCKS	1.8%
Brazil	1.8%
Banco ABC Brasil S.A.(a)		107,700	343,857
Gerdau S.A. - ADR, 5.19%(c)		81,452	480,567
			824,424
TOTAL PREFERRED STOCKS (Cost $539,240)			824,424
TOTAL INVESTMENTS (Cost $38,351,616)	98.0%		46,721,456
NET OTHER ASSETS (LIABILITIES)	2.0%		971,359
NET ASSETS	100.0%		$47,692,815

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

At June 30, 2021 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.1%
Consumer Discretionary	20.3
Consumer Staples	3.8
Energy	2.8
Financials	11.4
Health Care	6.6
Industrials	15.9
Information Technology	18.4
Materials	11.8
Real Estate	2.0
Utilities	2.9
Total	98.0%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.8%
Australia	4.6%
Atlassian Corp. PLC - Class A(a)		52,509	$13,487,462
Fortescue Metals Group Ltd.		758,827	13,282,381
			26,769,843
Canada	2.0%
Magna International, Inc.		128,818	11,933,700
Denmark	3.7%
Orsted A/S(b)		74,852	10,503,450
Vestas Wind Systems A/S		293,568	11,459,509
			21,962,959
Hong Kong	2.1%
Hong Kong Exchanges & Clearing Ltd.		205,492	12,248,586
Ireland	4.7%
Accenture PLC - Class A		47,598	14,031,414
Aptiv PLC(a)		85,408	13,437,241
			27,468,655
Japan	9.7%
PeptiDream, Inc.(a)		255,100	12,514,470
Rakuten Group, Inc.		938,001	10,587,814
Recruit Holdings Co. Ltd.		259,700	12,786,885
SBI Holdings, Inc.		415,300	9,824,100
Sony Group Corp.		117,700	11,457,991
			57,171,260
Netherlands	6.5%
ASML Holding N.V.		21,449	14,735,970
Koninklijke DSM N.V.		71,085	13,267,096
Prosus N.V.(a)		104,582	10,226,950
			38,230,016
South Korea	2.3%
NAVER Corp.		36,328	13,467,957
Sweden	2.2%
Boliden AB		332,927	12,798,750
Taiwan	1.9%
MediaTek, Inc.		321,452	11,098,675
United Kingdom	6.9%
CNH Industrial N.V.		814,868	13,624,593
IHS Markit Ltd.		130,660	14,720,156
Linde PLC		41,842	12,096,522
			40,441,271
United States	53.2%
Agilent Technologies, Inc.		99,450	14,699,705
Applied Materials, Inc.		101,948	14,517,395
Aramark		305,260	11,370,935
Avantor, Inc.(a)		419,347	14,891,012

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Catalent, Inc.(a)		108,782	$11,761,510
Chart Industries, Inc.(a)		82,839	12,121,003
Cree, Inc.(a)		121,238	11,872,837
Estee Lauder Cos. (The), Inc. - Class A		42,600	13,550,208
Intercontinental Exchange, Inc.		114,454	13,585,690
Intuit, Inc.		29,340	14,381,588
Keysight Technologies, Inc.(a)		81,907	12,647,260
Lam Research Corp.		20,620	13,417,434
Medpace Holdings, Inc.(a)		71,127	12,563,162
Micron Technology, Inc.(a)		137,142	11,654,327
Microsoft Corp.		61,999	16,795,529
MKS Instruments, Inc.		72,774	12,950,133
Morningstar, Inc.		50,831	13,069,158
Nasdaq, Inc.		84,433	14,843,321
NVIDIA Corp.		21,730	17,386,173
PayPal Holdings, Inc.(a)		47,792	13,930,412
PRA Health Sciences, Inc.(a)		78,731	13,007,149
PubMatic, Inc. - Class A(a)		56,413	2,204,056
Thermo Fisher Scientific, Inc.		24,624	12,422,069
United Rentals, Inc.(a)		39,438	12,581,116
			312,223,182
TOTAL COMMON STOCKS (Cost $374,355,680)			585,814,854
TOTAL INVESTMENTS (Cost $374,355,680)	99.8%		585,814,854
NET OTHER ASSETS (LIABILITIES)	0.2%		1,133,810
NET ASSETS	100.0%		$586,948,664

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
At June 30, 2021 the industry sectors for the JOHCM Global Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.3%
Consumer Discretionary	12.1
Consumer Staples	2.3
Financials	10.8
Health Care	15.6
Industrials	13.2
Information Technology	32.9
Materials	8.8
Utilities	1.8
Total	99.8%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	68.0%
Auto Manufacturers	2.1%
Stellantis N.V.		51,016	$1,001,388
Volvo AB - Class B		40,100	964,769
			1,966,157
Auto Parts & Equipment	0.0%
Faurecia S.E.		679	33,211
Banks	5.5%
Credit Agricole S.A.		16,440	230,299
DNB ASA		43,918	956,896
FinecoBank Banca Fineco S.p.A.(a)		14,373	250,529
Intesa Sanpaolo S.p.A.		163,449	451,480
JPMorgan Chase & Co.		8,690	1,351,642
Lloyds Banking Group PLC		1,216,351	785,596
Truist Financial Corp.		22,047	1,223,608
			5,250,050
Beverages	1.7%
Coca-Cola Europacific Partners PLC		18,083	1,072,684
Coca-Cola Femsa S.A.B. de C.V. - ADR		9,751	516,120
			1,588,804
Building Materials	2.9%
Cie De Saint-Gobain		18,446	1,214,790
CRH PLC		23,773	1,202,612
Vulcan Materials Co.		2,040	355,103
			2,772,505
Chemicals	2.2%
Air Products & Chemicals, Inc.		3,216	925,179
Linde PLC		4,217	1,219,135
			2,144,314
Commercial Services	0.7%
Allfunds Group PLC(a)		9,339	162,540
Bureau Veritas S.A.(a)		15,625	494,310
			656,850
Diversified Financial Services	6.5%
Azimut Holding S.p.A.		37,820	918,427
Charles Schwab (The) Corp.		16,213	1,180,469
CME Group, Inc.		5,487	1,166,975
Julius Baer Group Ltd.		13,717	895,144
Mastercard, Inc. - Class A		1,262	460,744
ORIX Corp.		25,500	430,260
SBI Holdings, Inc.		18,800	444,722
Visa, Inc. - Class A		3,224	753,836
			6,250,577

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electric	1.8%
Enel S.p.A.		114,539	$1,063,700
Terna Rete Elettrica Nazionale S.p.A.		86,037	641,084
			1,704,784
Electrical Component & Equipments	0.5%
ABB Ltd. - REG		14,642	496,744
Food	4.5%
Danone S.A.		16,133	1,135,731
METRO A.G.		38,033	470,819
Mondelez International, Inc. - Class A		12,295	767,700
Nestle S.A. - REG		9,655	1,202,323
Sysco Corp.		9,383	729,528
			4,306,101
Food Service	1.7%
Aramark		18,297	681,563
Compass Group PLC(a)		44,262	931,885
			1,613,448
Gas	1.3%
Enagas S.A.		52,074	1,203,135
Holding Companies-Diversified	0.3%
Alpha Capital Acquisition Co.(a)		7,310	73,831
Austerlitz Acquisition Corp. II(a)		10,988	110,649
CC Neuberger Principal Holdings III(a)		1,839	18,372
Northern Star Investment Corp. III(a)		3,662	36,620
			239,472
Home Builders	1.1%
Sekisui House Ltd.		53,200	1,091,104
Insurance	1.8%
Allianz S.E. - REG		4,393	1,095,453
AXA S.A.		24,160	612,631
			1,708,084
Internet	3.4%
Alphabet, Inc. - Class C(a)		517	1,295,767
Amazon.com, Inc.(a)		137	471,302
Facebook, Inc. - Class A(a)		4,121	1,432,913
			3,199,982
Machinery-Diversified	0.5%
Duerr A.G.		13,020	495,266
Media	0.4%
NOS SGPS S.A.		106,701	373,995
Mining	1.9%
Franco-Nevada Corp.		4,862	705,570
Royal Gold, Inc.		5,891	672,163
Wheaton Precious Metals Corp.		10,609	467,539
			1,845,272

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Oil & Gas	2.7%
Eni S.p.A.		44,695	$544,280
Repsol S.A.		72,236	903,991
TotalEnergies S.E.		25,932	1,173,223
			2,621,494
Pharmaceuticals	5.7%
AstraZeneca PLC		8,650	1,038,968
GlaxoSmithKline PLC		25,402	498,757
Novartis A.G. - REG		10,702	975,296
Pfizer, Inc.		22,795	892,652
Roche Holding A.G. - ADR		22,502	1,057,369
Sanofi		9,010	944,004
Viatris, Inc.		2,778	39,698
			5,446,744
Pipelines	1.6%
ONEOK, Inc.		9,169	510,163
Williams Cos. (The), Inc.		39,564	1,050,424
			1,560,587
Real Estate	1.8%
Great Eagle Holdings Ltd.		135,000	459,024
Hang Lung Properties Ltd.		151,343	367,622
Hongkong Land Holdings Ltd.		46,379	220,764
Hysan Development Co. Ltd.		57,000	227,213
Realogy Holdings Corp.(a)		21,788	396,978
			1,671,601
Real Estate Investment Trusts	4.2%
Boston Properties, Inc.		6,356	728,334
Columbia Property Trust, Inc.		40,690	707,599
Crown Castle International Corp.		4,982	971,988
Douglas Emmett, Inc.		13,334	448,289
Frasers Logistics & Commercial Trust		379,649	406,555
JBG SMITH Properties		7,091	223,437
Mapletree Industrial Trust		234,180	492,846
			3,979,048
Retail	0.7%
Cie Financiere Richemont S.A. - REG		5,840	706,607
Semiconductors	4.6%
Infineon Technologies A.G.		18,079	725,005
NXP Semiconductors N.V.		4,934	1,015,023
ON Semiconductor Corp.(a)		20,789	795,803
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		7,668	921,387
Texas Instruments, Inc.		4,713	906,310
			4,363,528
Software	3.5%
Bill.com Holdings, Inc.(a)		1,423	260,665

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
DocuSign, Inc.(a)		866	$242,108
Microsoft Corp.		5,464	1,480,197
Oracle Corp.		11,671	908,471
SAP S.E.		3,431	483,478
			3,374,919
Telecommunications	2.4%
AT&T, Inc.		15,307	440,535
Cisco Systems, Inc.		8,864	469,792
Telefonica Deutschland Holding A.G.		160,633	423,797
Vodafone Group PLC		595,496	999,538
			2,333,662
TOTAL COMMON STOCKS (Cost $52,432,272)			64,998,045

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	1.7%
Internet	0.5%
Spotify U.S.A., Inc. 0.00%, 03/15/26(b)		$250,000	234,000
Twitter, Inc. 0.00%, 03/15/26(b)		250,000	238,437
			472,437
Media	0.7%
Liberty Latin America Ltd. 2.00%, 07/15/24		695,000	707,915
Software	0.5%
Alteryx, Inc. 1.00%, 08/01/26		250,000	235,325
Fastly, Inc. 0.00%, 03/15/26(b)		250,000	232,875
			468,200
TOTAL CONVERTIBLE BONDS (Cost $1,621,868)			1,648,552
CORPORATE BONDS	15.2%
Advertising	1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		900,000	947,250
Aerospace/Defense	0.5%
Boeing (The) Co. 5.81%, 05/01/50		320,000	430,922
Banks	1.4%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		450,000	465,300
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		900,000	911,880
			1,377,180

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Distribution/Wholesale	0.4%
Resideo Funding, Inc. 6.13%, 11/01/26(b)		$410,000	$430,500
Diversified Financial Services	0.6%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		550,000	607,915
Electrical Component & Equipments	0.5%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		400,000	445,540
Healthcare-Services	0.7%
Encompass Health Corp. 4.63%, 04/01/31		440,000	471,438
IQVIA, Inc. 5.00%, 10/15/26(b)		150,000	155,250
			626,688
Internet	3.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(b)		420,000	441,000
GrubHub Holdings, Inc. 5.50%, 07/01/27(b)		450,000	473,063
Netflix, Inc. 6.38%, 05/15/29		725,000	926,006
TripAdvisor, Inc. 7.00%, 07/15/25(b)		655,000	704,780
Uber Technologies, Inc. 8.00%, 11/01/26(b)		635,000	684,212
			3,229,061
Lodging	0.7%
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/26		600,000	623,250
Media	3.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23(b)		1,650,000	1,664,437
CSC Holdings LLC,
6.75%, 11/15/21		400,000	407,880
5.50%, 04/15/27(b)		150,000	157,508
Sirius XM Radio, Inc. 4.13%, 07/01/30(b)		400,000	403,552
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(c)		350,000	356,195
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		250,000	286,270
			3,275,842

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Packing & Containers	0.5%
Berry Global, Inc. 4.88%, 07/15/26(b)		$300,000	$317,448
Plastipak Holdings, Inc. 6.25%, 10/15/25(b)		200,000	204,500
			521,948
Pipelines	0.8%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(c)		800,000	784,000
Real Estate	0.6%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.38%, 04/01/27(b)		475,000	527,791
Real Estate Investment Trusts	0.2%
SBA Communications Corp. 3.13%, 02/01/29(b)		175,000	168,712
Software	0.5%
MSCI, Inc. 5.38%, 05/15/27(b)		150,000	159,750
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		325,000	344,403
			504,153
TOTAL CORPORATE BONDS (Cost $14,337,494)			14,500,752

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.8%
iShares Gold Trust		40,076	1,350,962
SPDR Gold Shares		8,152	1,350,216
TOTAL EXCHANGE TRADED FUNDS (Cost $2,272,538)			2,701,178

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	3.8%
Electric	0.8%
Enel S.p.A. (Variable, USD Swap 5Y + 5.88%) 8.75%, 09/24/73(b)(c)		675,000	784,687
Insurance	0.2%
Allianz S.E. 3.88%, 03/07/22		200,000	201,756
Media	0.8%
Videotron Ltd. 5.13%, 04/15/27(b)		700,000	731,500
Packing & Containers	1.1%
OI European Group B.V. 4.00%, 03/15/23(b)		1,025,000	1,056,109

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	0.9%
Altice France S.A.,
8.13%, 02/01/27(b)		$650,000	$708,175
5.50%, 01/15/28(b)		200,000	207,540
			915,715
TOTAL FOREIGN ISSUER BONDS (Cost $3,669,862)			3,689,767

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.2%
Banks	0.2%
Morgan Stanley, (Variable, ICE LIBOR USD 3M + 3.94%) 6.88%(c)		7,500	212,250
Beverages	0.3%
Embotelladora Andina S.A. - Class B, 5.29%(d)		103,662	240,004
Real Estate Investment Trusts	0.6%
Vornado Realty Trust, 5.70%		20,375	530,158
Semiconductors	1.1%
Samsung Electronics Co. Ltd., 1.95%(d)		16,119	1,054,895
Telecommunications	1.0%
2020 Cash Mandatory Exchangeable Trust (a)(b)		790	995,463
PREFERRED STOCKS (Cost $2,527,997)			3,032,770
INVESTMENT COMPANIES	0.5%
Eagle Point Credit Co., Inc.		32,799	444,427
TOTAL INVESTMENT COMPANIES (Cost $360,497)			444,427
SHORT-TERM INVESTMENTS	4.2%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(e)		3,988,189	3,988,189
TOTAL SHORT-TERM INVESTMENTS (Cost $3,988,189)			3,988,189
WARRANTS	0.0%
Retail	0.0%
Cie Financiere Richemont S.A., Exp. 11/22/23, Strike $67.00(a)		11,680	7,826
TOTAL WARRANTS (Cost $0)			7,826
TOTAL INVESTMENTS (Cost $81,210,717)	99.4%		95,011,506
NET OTHER ASSETS (LIABILITIES)	0.6%		580,581
NET ASSETS	100.0%		$95,592,087

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at June 30, 2021, and the related index and spread are shown parenthetically for each security.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of June 30, 2021 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	1,781,999	United States Dollar	2,163,655	09/23/2021	$46,823
Total						$46,823
At June 30, 2021, the JOHCM Global Income Builder Fund’s investments (excluding short-term investments) were domiciled in the following countries:
Country Allocation	Percentage of Net Assets
United States	51.8%
France	7.1
United Kingdom	7.0
Switzerland	5.6
Italy	4.9
Germany	4.1
Netherlands	3.2
Spain	2.2
Japan	2.0
Canada	2.0
Hong Kong	1.3
Ireland	1.3
South Korea	1.1
Sweden	1.0
Norway	1.0
Chile	1.0
Taiwan	1.0
Singapore	0.9
Mexico	0.5
Portugal	0.4
Total	99.4%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	87.9%
Belgium	2.2%
Proximus SADP		4,232	$81,745
Canada	2.2%
Alimentation Couche-Tard, Inc. - Class B		2,201	80,877
Denmark	1.8%
Orsted A/S(a)		467	65,531
Finland	3.7%
Wartsila OYJ Abp		9,178	136,199
France	13.1%
Bureau Veritas S.A.(b)		1,659	52,484
Coface S.A.		5,909	71,607
Safran S.A.		305	42,285
Sanofi		1,791	187,648
Thales S.A.		1,282	130,792
			484,816
Germany	11.8%
Continental A.G.		789	115,990
Deutsche Boerse A.G.		729	127,241
Henkel A.G. & Co. KGaA		933	85,905
SAP S.E.		760	107,095
			436,231
Italy	4.6%
Enel S.p.A.		18,362	170,524
Japan	8.4%
KDDI Corp.		2,183	68,087
Nippon Gas Co. Ltd.		3,900	66,278
Nippon Telegraph & Telephone Corp.		2,904	75,662
Sugi Holdings Co. Ltd.		1,360	99,158
			309,185
Netherlands	3.5%
SBM Offshore N.V.		4,564	69,352
Wolters Kluwer N.V.		606	60,877
			130,229
Portugal	2.2%
Galp Energia SGPS S.A.		7,448	80,826
Spain	3.5%
Iberdrola S.A.		10,533	128,392
Sweden	2.5%
Svenska Handelsbanken AB - Class A		8,308	93,738
Switzerland	3.5%
Roche Holding A.G. (Genusschein)		251	94,554
Schindler Holding A.G. - REG		125	36,531
			131,085

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	21.9%
B&M European Value Retail S.A.		11,889	$94,269
Compass Group PLC(b)		2,521	53,077
Ferguson PLC		361	50,187
HomeServe PLC		4,303	56,874
Johnson Matthey PLC		2,313	98,323
Lancashire Holdings Ltd.		12,581	106,595
Reckitt Benckiser Group PLC		1,059	93,710
Rio Tinto PLC		1,177	96,858
Smith & Nephew PLC		3,105	67,112
Unilever PLC		1,569	91,841
			808,846
United States	3.0%
Henry Schein, Inc.(b)		50	3,710
Philip Morris International, Inc.		1,068	105,849
			109,559
TOTAL COMMON STOCKS (Cost $2,810,335)			3,247,783
TOTAL INVESTMENTS (Cost $2,810,335)	87.9%		3,247,783
NET OTHER ASSETS (LIABILITIES)	12.1%		445,418
NET ASSETS	100.0%		$3,693,201

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2021 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	6.1%
Consumer Discretionary	7.1
Consumer Staples	15.1
Energy	4.1
Financials	10.8
Health Care	9.5
Industrials	15.3
Information Technology	2.9
Materials	5.3
Utilities	11.7
Total	87.9%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.8%
Australia	1.9%
Fortescue Metals Group Ltd.		14,207,168	$248,679,901
Canada	1.9%
Magna International, Inc.		2,613,963	242,017,210
Denmark	6.2%
Novo Nordisk A/S - Class B		3,153,183	264,170,994
Orsted A/S(a)		1,821,588	255,610,515
Vestas Wind Systems A/S		7,116,065	277,777,590
			797,559,099
France	3.9%
L'Oreal S.A.		545,391	243,028,901
Schneider Electric S.E.		1,601,627	251,976,492
			495,005,393
Germany	9.9%
Continental A.G.		1,657,483	243,665,417
Daimler A.G. - REG		2,769,959	247,321,287
Deutsche Boerse A.G.		1,535,113	267,942,336
Infineon Technologies A.G.		6,219,374	249,409,768
Merck KGaA		1,383,049	265,180,001
			1,273,518,809
Hong Kong	2.0%
Hong Kong Exchanges & Clearing Ltd.		4,314,897	257,194,381
Ireland	5.9%
Accenture PLC - Class A		886,622	261,367,299
Aptiv PLC(b)		1,639,132	257,884,638
ICON PLC(b)		1,186,909	245,345,959
			764,597,896
Italy	3.7%
FinecoBank Banca Fineco S.p.A.(b)		15,323,516	267,096,958
Nexi S.p.A.(a)(b)		9,700,341	212,905,363
			480,002,321
Japan	25.9%
Advantest Corp.		2,730,100	245,990,377
CyberAgent, Inc.		12,876,300	276,429,862
Denso Corp.		3,693,700	251,987,509
Fujitsu Ltd.		1,460,974	273,533,995
Japan Exchange Group, Inc.		11,098,998	246,766,507
ORIX Corp.		15,390,800	259,688,146
PeptiDream, Inc.(b)		5,180,000	254,115,847
Rakuten Group, Inc.		21,635,948	244,218,721
Recruit Holdings Co. Ltd.		4,950,079	243,727,730
SBI Holdings, Inc.		10,517,583	248,797,949
Sony Group Corp.		2,579,000	251,063,369

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tokyo Electron Ltd.		599,868	$259,612,525
Z Holdings Corp.		54,131,136	271,301,287
			3,327,233,824
Netherlands	7.9%
ASML Holding N.V.		365,717	251,256,219
Koninklijke Ahold Delhaize N.V.		8,564,774	254,602,945
Koninklijke DSM N.V.		1,396,237	260,589,583
Prosus N.V.(b)		2,519,170	246,346,644
			1,012,795,391
South Korea	2.0%
SK Hynix, Inc.		2,245,513	254,231,592
Spain	2.1%
Siemens Gamesa Renewable Energy S.A.		8,236,760	275,031,377
Switzerland	3.9%
Lonza Group A.G. - REG		350,070	248,123,108
STMicroelectronics N.V.		6,832,918	247,965,793
			496,088,901
Taiwan	1.9%
MediaTek, Inc.		7,213,833	249,069,802
United Kingdom	18.7%
Anglo American PLC		6,093,101	242,111,179
Ashtead Group PLC		3,499,637	259,673,838
B&M European Value Retail S.A.		33,217,761	263,386,169
Barclays PLC		103,099,533	244,047,239
CNH Industrial N.V.		15,118,549	249,630,988
Compass Group PLC(b)		11,134,961	234,433,559
IHS Markit Ltd.		2,349,698	264,716,977
Linde PLC		884,018	255,085,422
THG PLC(b)		16,810,953	141,853,024
Weir Group (The) PLC(b)		9,760,967	249,928,448
			2,404,866,843
TOTAL COMMON STOCKS (Cost $9,448,818,758)			12,577,892,740
TOTAL INVESTMENTS (Cost $9,448,818,758)	97.8%		12,577,892,740
NET OTHER ASSETS (LIABILITIES)	2.2%		281,650,515
NET ASSETS	100.0%		$12,859,543,255

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.

Abbreviations:
REG – Registered

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

At June 30, 2021 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	4.3%
Consumer Discretionary	20.4
Consumer Staples	3.9
Financials	13.9
Health Care	9.9
Industrials	16.1
Information Technology	19.5
Materials	7.8
Utilities	2.0
Total	97.8%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS(a)
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	0.0%
United Kingdom	0.0%
Bloomsbury Publishing PLC		1	$5
TOTAL COMMON STOCKS (Cost $3)			5
TOTAL INVESTMENTS (Cost $3)	0.0%		5
NET OTHER ASSETS (LIABILITIES)	100.0%		38,200,161
NET ASSETS	100.0%		$38,200,166
At June 30, 2021 the industry sectors for the JOHCM International Small Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	0.0%
Total	0.0%
(a) The Fund liquidated on July 16, 2021 and was primarily in a cash position as of June 30, 2021.